Employee Share Ownership Plans - Summary of Employee Share Awards (Detail) - BHP Group Limited [Member]	12 Months Ended
Jun. 30, 2026 Award yr $ / shares
CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	1,348,291
Number of awards issued during the year	720,403
Number of awards vested and exercised	320,052
Number of awards lapsed	0
Number of awards at the end of the financial year	1,748,642
Weighted average remaining contractual life (years) | yr	1.9
Weighted average share price at exercise date | $ / shares	$ 42
LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	2,597,623
Number of awards issued during the year	724,204
Number of awards vested and exercised	190,040
Number of awards lapsed	383,737
Number of awards at the end of the financial year	2,748,050
Weighted average remaining contractual life (years) | yr	2.4
Weighted average share price at exercise date | $ / shares	$ 42
MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	5,710,865
Number of awards issued during the year	3,507,180
Number of awards vested and exercised	1,902,627
Number of awards lapsed	548,616
Number of awards at the end of the financial year	6,766,802
Weighted average remaining contractual life (years) | yr	1.4
Weighted average share price at exercise date | $ / shares	$ 42.73
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	6,156,475
Number of awards issued during the year	3,560,785
Number of awards vested and exercised	2,511,251
Number of awards lapsed	707,507
Number of awards at the end of the financial year	6,498,502
Weighted average remaining contractual life (years) | yr	1.3
Weighted average share price at exercise date | $ / shares	$ 52.26